Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information

From time to time, the Company grants stock options to its employees, including the named executive officers. Historically, the Company has granted new-hire option awards to employees with a title at or below the level of vice president in the month of the employee’s start date or in the following month, with such grants effective as of the 15th day of the month in which the grant was approved if the grant was approved prior to the 15th day of the month and effective as of the 15th day of the month following the month in which the grant was approved if the grant was approved after the 15th day of the month, in each case so long as the new hire is still in service to the Company as of the date of grant. New-hire option awards to employees with a title above the level of vice president, including our named executive officers, are typically granted on the employee’s start date or as soon as reasonably practicable thereafter, so long as the new hire is still in service to the Company as of the date of grant. All annual refresh employee option grants historically are effective on the 15th of the month following the month of approval, which refresh grants are typically approved at the regularly scheduled meeting of the Compensation Committee or the Company’s Equity Grant Award Committee occurring in such quarter. Also, non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the board and at the close of business on the date of each annual meeting of the Company’s stockholders, respectively, pursuant to the Non-Employee Director Compensation Policy, as further described under the heading, “Non-Employee Director Compensation Policy” below. New hire grants to employees with a title at or below the level of vice president and grants pursuant to the Non-Employee Director Compensation Policy are made on predetermined grant dates pursuant to the Charter of the Company’s Equity Grant Award Committee and the Non-Employee Director Compensation Policy, respectively, regardless of whether there is any material nonpublic information (“MNPI”) about the Company on such dates, and such grant dates are not specifically timed in relation to the Company’s disclosure of MNPI. With respect to grants to our employees with a title above the level of vice president, including our named executive officers, and annual grants to our employees, because the Compensation Committee and the Company's Equity Grant Award Committee have a practice of generally granting stock options at a specified point in time depending on the nature of the grant, as detailed above, the Compensation Committee and the Company's Equity Grant Award Committee generally do not take MNPI into account when determining the timing of awards and do not seek to time the award of stock options in relation to the Company's public disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.

Award Timing Method	With respect to grants to our employees with a title above the level of vice president, including our named executive officers, and annual grants to our employees, because the Compensation Committee and the Company's Equity Grant Award Committee have a practice of generally granting stock options at a specified point in time depending on the nature of the grant, as detailed above, the Compensation Committee and the Company's Equity Grant Award Committee generally do not take MNPI into account when determining the timing of awards and do not seek to time the award of stock options in relation to the Company's public disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	the Compensation Committee and the Company's Equity Grant Award Committee generally do not take MNPI into account when determining the timing of awards and do not seek to time the award of stock options in relation to the Company's public disclosure of MNPI.
MNPI Disclosure Timed for Compensation Value	false